FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest Bearing Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest bearing liabilities
Deferred acquisition consideration	$ 165	$ 181	$ 127
Interest payable on deferred acquisition consideration	$ 0
US Dollar | Weighted average
Interest bearing liabilities
Interest rate	2.70%	3.40%
Floating rate | Weighted average
Interest bearing liabilities
Interest rate	1.00%	1.00%
Fixed rate | US Dollar | Weighted average
Interest bearing liabilities
Time for which rate is fixed	7 years 1 month 6 days	3 years 9 months 18 days
Gross borrowings
Interest bearing liabilities
Financial liabilities	$ (3,486)	$ (1,877)
Gross borrowings | US Dollar
Interest bearing liabilities
Financial liabilities	(2,548)	(1,005)
Gross borrowings | Other
Interest bearing liabilities
Financial liabilities	(938)	(872)
Currency swaps
Interest bearing liabilities
Financial liabilities	(381)	(215)
Currency swaps | US Dollar
Interest bearing liabilities
Financial liabilities	(240)	(118)
Currency swaps | Other
Interest bearing liabilities
Financial liabilities	(141)	(97)
Total liabilities
Interest bearing liabilities
Financial liabilities	(3,867)	(2,092)
Total liabilities | US Dollar
Interest bearing liabilities
Financial liabilities	(2,788)	(1,123)
Total liabilities | Other
Interest bearing liabilities
Financial liabilities	(1,079)	(969)
Total liabilities | Floating rate
Interest bearing liabilities
Financial liabilities	(1,470)	(1,237)
Total liabilities | Floating rate | US Dollar
Interest bearing liabilities
Financial liabilities	(391)	(268)
Total liabilities | Floating rate | Other
Interest bearing liabilities
Financial liabilities	(1,079)	(969)
Total liabilities | Fixed rate
Interest bearing liabilities
Financial liabilities	(2,397)	(855)
Total liabilities | Fixed rate | US Dollar
Interest bearing liabilities
Financial liabilities	$ (2,397)	$ (855)